Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Interest And Finance Costs Net
Interest expense	$ 9,970	$ 13,788	$ 20,251	$ 27,902
Less: Interest capitalized	(183)	(268)	(354)	(565)
Interest expense, net	9,787	13,520	19,897	27,337
Bunkers swap, put and call options cash settlements	17	1,958	464	3,494
Bunker put options premium, net	0	(429)	0	1,246
Amortization of loan fees	871	947	1,822	1,867
Bank charges	64	168	99	245
Discount of long-term receivables, net	482	(131)	528	1,948
Change in fair value of non-hedging financial instruments	(3,696)	(2,152)	(8,242)	11,337
Net total	$ 7,525	$ 13,881	$ 14,568	$ 47,474